Consolidated Statements of Changes in Equity (Parenthetical) $ in Millions	12 Months Ended
Mar. 31, 2022 USD ($) shares
Statement Of Changes In Equity [Abstract]
Tax on buyback | $	$ 256
Treasury shares | shares	13,725,712